Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Shelton Funds
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Green California Tax-Free Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Green California Tax-Free Income Fund
Class Name	Investor Class Shares
Trading Symbol	CFNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Green California Tax-Free Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax Free Income Fund, Investor Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 33,302,545
Holdings Count | Holdings	37
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$33,302,545
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	31%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
California Educational Facilities Authority	7.0%
San Jose Financing Authority	4.8%
San Diego Public Facilities Financing Authority	4.8%
Regents of the University of California Medical Center Pooled Revenue	4.7%
City of Los Angeles CA Wastewater System Revenue	4.6%
San Mateo Foster City Public Financing Authority	4.6%
San Francisco Bay Area Rapid Transit District	4.1%
San Diego Unified School District	3.8%
California Infrastructure & Economic Development Bank	3.7%
City of Los Angeles Department of Airports	3.3%

U.S. Government Securities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Investor Class Shares
Trading Symbol	CAUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Securities Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]	What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 11,014,611
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$11,014,611
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	13.1%
United States Treasury Note/Bond, 11/15/2041	13.0%
United States Treasury Note/Bond, 04/30/2032	11.0%
United States Treasury Note/Bond, 11/15/2054	11.0%
United States Treasury Note/Bond, 03/31/2027	8.3%
United States Treasury Note/Bond, 08/15/2033	7.7%
United States Treasury Note/Bond, 10/31/2030	7.6%
United States Treasury Note/Bond, 08/15/2034	7.2%
United States Treasury Note/Bond, 08/15/2045	5.6%
United States Treasury Note/Bond, 05/15/2041	4.8%

U.S. Government Securities Fund - K Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	K Class Shares
Trading Symbol	CAUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Securities Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 156,259
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$156,259
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	13.1%
United States Treasury Note/Bond, 11/15/2041	13.0%
United States Treasury Note/Bond, 04/30/2032	11.0%
United States Treasury Note/Bond, 11/15/2054	11.0%
United States Treasury Note/Bond, 03/31/2027	8.3%
United States Treasury Note/Bond, 08/15/2033	7.7%
United States Treasury Note/Bond, 10/31/2030	7.6%
United States Treasury Note/Bond, 08/15/2034	7.2%
United States Treasury Note/Bond, 08/15/2045	5.6%
United States Treasury Note/Bond, 05/15/2041	4.8%

The United States Treasury Trust - Investor Shares
Shareholder Report [Line Items]
Fund Name	The United States Treasury Trust
Class Name	Investor Class Shares
Trading Symbol	UTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The United States Treasury Trust for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 26,258,826
Holdings Count | Holdings	11
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$26,258,826
Total Number of Portfolio Holdings	11

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 03/05/2026	14.2%
United States Treasury Bill, 04/23/2026	13.2%
United States Treasury Bill, 05/07/2026	10.4%
United States Treasury Bill, 04/02/2026	9.5%
United States Treasury Bill, 04/09/2026	9.5%
United States Treasury Bill, 05/21/2026	8.9%
United States Treasury Bill, 06/18/2026	8.1%
United States Treasury Bill, 03/24/2026	7.6%
United States Treasury Bill, 06/11/2026	7.5%
United States Treasury Bill, 03/19/2026	5.7%

S&P 500 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500 Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 315,120,861
Holdings Count | Holdings	504
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$315,120,861
Total Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.2%
Apple Inc	6.5%
Microsoft Corp	4.9%
Amazon.com Inc	3.4%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.5%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	2.4%
Tesla Inc	1.9%
United States Treasury Bill	1.6%

S&P 500 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	K Class Shares
Trading Symbol	SPXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500 Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 1,921,518
Holdings Count | Holdings	504
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$1,921,518
Total Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.2%
Apple Inc	6.5%
Microsoft Corp	4.9%
Amazon.com Inc	3.4%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.5%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	2.4%
Tesla Inc	1.9%
United States Treasury Bill	1.6%

S&P MidCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 113,223,728
Holdings Count | Holdings	400
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$113,223,728
Total Number of Portfolio Holdings	400
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Lumentum Holdings Inc	1.4%
Coherent Corp	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp	0.7%
Casey's General Stores Inc	0.7%
XPO Inc	0.7%
Woodward Inc	0.7%
Flex Ltd	0.7%
ATI Inc	0.6%
United Therapeutics Corp	0.6%

S&P MidCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	K Class Shares
Trading Symbol	MIDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Net Assets	$ 467,487
Holdings Count | Holdings	400
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$467,487
Total Number of Portfolio Holdings	400
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Lumentum Holdings Inc	1.4%
Coherent Corp	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp	0.7%
Casey's General Stores Inc	0.7%
XPO Inc	0.7%
Woodward Inc	0.7%
Flex Ltd	0.7%
ATI Inc	0.6%
United Therapeutics Corp	0.6%

Shelton Equity Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	EQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Equity Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,061,724,967
Holdings Count | Holdings	266
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$1,061,724,967
Total Number of Portfolio Holdings	266
Portfolio Turnover Rate	57%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.2%
Shelton Equity Premium Income ETF	4.0%
NVIDIA Corp	3.2%
Alphabet Inc - Class A	2.6%
Meta Platforms Inc	2.4%
Broadcom Inc	2.2%
Microsoft Corp	2.1%
Arista Networks Inc	1.9%
The Walt Disney Co	1.8%
Apple Inc	1.7%

Shelton Equity Income Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	K Class Shares
Trading Symbol	EQTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Equity Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 109,036
Holdings Count | Holdings	266
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$109,036
Total Number of Portfolio Holdings	266
Portfolio Turnover Rate	57%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.2%
Shelton Equity Premium Income ETF	4.0%
NVIDIA Corp	3.2%
Alphabet Inc - Class A	2.6%
Meta Platforms Inc	2.4%
Broadcom Inc	2.2%
Microsoft Corp	2.1%
Arista Networks Inc	1.9%
The Walt Disney Co	1.8%
Apple Inc	1.7%

S&P SmallCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 53,416,199
Holdings Count | Holdings	594
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$53,416,199
Total Number of Portfolio Holdings	594
Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	0.9%
Solstice Advanced Materials Inc	0.8%
Moog Inc	0.6%
InterDigital Inc	0.6%
CareTrust REIT Inc	0.6%
SiTime Corp	0.5%
Eastman Chemical Co	0.5%
LKQ Corp	0.5%
Element Solutions Inc	0.5%
Primoris Services Corp	0.5%

S&P SmallCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	K Class Shares
Trading Symbol	SMLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
Net Assets	$ 475,790
Holdings Count | Holdings	594
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$475,790
Total Number of Portfolio Holdings	594
Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	0.9%
Solstice Advanced Materials Inc	0.8%
Moog Inc	0.6%
InterDigital Inc	0.6%
CareTrust REIT Inc	0.6%
SiTime Corp	0.5%
Eastman Chemical Co	0.5%
LKQ Corp	0.5%
Element Solutions Inc	0.5%
Primoris Services Corp	0.5%

Nasdaq-100 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Investor Class Shares
Trading Symbol	NASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 1,872,183,288
Holdings Count | Holdings	103
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$1,872,183,288
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.3%
Apple Inc	7.5%
Microsoft Corp	5.6%
Amazon.com Inc	4.3%
Tesla Inc	3.9%
Meta Platforms Inc	3.7%
Alphabet Inc - Class A	3.5%
Walmart Inc	3.3%
Alphabet Inc - Class C	3.3%
Broadcom Inc	2.9%

Nasdaq-100 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	K Class Shares
Trading Symbol	NDXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 41,249,340
Holdings Count | Holdings	103
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$41,249,340
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.3%
Apple Inc	7.5%
Microsoft Corp	5.6%
Amazon.com Inc	4.3%
Tesla Inc	3.9%
Meta Platforms Inc	3.7%
Alphabet Inc - Class A	3.5%
Walmart Inc	3.3%
Alphabet Inc - Class C	3.3%
Broadcom Inc	2.9%

Nasdaq-100 Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Institutional Class Shares
Trading Symbol	NQQQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 91,387,652
Holdings Count | Holdings	103
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$91,387,652
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.3%
Apple Inc	7.5%
Microsoft Corp	5.6%
Amazon.com Inc	4.3%
Tesla Inc	3.9%
Meta Platforms Inc	3.7%
Alphabet Inc - Class A	3.5%
Walmart Inc	3.3%
Alphabet Inc - Class C	3.3%
Broadcom Inc	2.9%

Shelton Sustainable Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Investor Class Shares
Trading Symbol	NEXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]	What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 63,742,940
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$63,742,940
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	1%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Bunge Global SA	5.0%
Deere & Co	4.8%
Gaztransport Et Technigaz SA	4.7%
Schneider Electric SE	4.5%
HA Sustainable Infrastructure Capital Inc	4.3%
Teledyne Technologies Inc	4.2%
Siemens AG	4.0%
CF Industries Holdings Inc	4.0%
Aramark	3.8%
Ormat Technologies Inc	3.7%

Shelton Sustainable Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	NEXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]	What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 9,063,686
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Net Assets	$9,063,686
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	1%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Bunge Global SA	5.0%
Deere & Co	4.8%
Gaztransport Et Technigaz SA	4.7%
Schneider Electric SE	4.5%
HA Sustainable Infrastructure Capital Inc	4.3%
Teledyne Technologies Inc	4.2%
Siemens AG	4.0%
CF Industries Holdings Inc	4.0%
Aramark	3.8%
Ormat Technologies Inc	3.7%